Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

8      Cash and cash equivalents

Accounting policy

Cash and cash equivalents includes cash, bank deposits, and highly liquid short-term investments (investments with an original maturity less than 90 days), which are readily convertible into a known amount of cash and subject to an immaterial risk of changes in value. Bank overdrafts are shown within loans and financing in current liabilities in the balance sheet.

(a)     Composition

	2018	2017
Cash and banks	320,069	319,920
Term deposits	712,869	699,117
	1,032,938	1,019,037

(b)     Changes in operating assets and liabilities

The operational cash flow impact due to the changes in operating assets and liabilities is presented below:

	2018	2017	2016
Decrease (increase) in assets
Trade accounts receivable	8,537	(63,172)	(54,188)
Inventory	52,472	(15,675)	(62,586)
Other assets	(70,101)	23,256	9,144
Increase (decrease) in liabilities
Trade payables	57,411	47,573	9,557
Confirming payable	(40,613)	8,737	5,743
Salaries and payroll charges	(21,632)	9,776	25,206
Contractual liabilities	(29,543)	(36,299)	250,000
Related parties	27,167	—	—
Other liabilities	26,877	(59,348)	(1,809)
	10,575	(85,152)	181,067